Inventories, net Inventories, net (Tables)	12 Months Ended
Sep. 30, 2017
Inventories, net [Abstract]
Schedule of Inventory, Net
“Inventories, net” associated with Spectrum Brands’ continuing operations in the accompanying Consolidated Balance Sheets consist of the following:

	September 30,
	2017	2016
Raw materials	$95.7	$96.8
Work-in-process	35.5	26.0
Finished goods	365.1	327.1
Total inventories, net	$496.3	$449.9